RELATED PARTY TRANSACTIONS - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
RELATED PARTY TRANSACTIONS
Wage and short-term benefits	$ 505,964	$ 256,204	$ 1,067,346	$ 734,554
Share-based payments	1,966,113	1,117,755	4,818,820	3,133,291
Remuneration of directors and key management	$ 2,472,077	$ 1,373,959	$ 5,886,166	$ 3,867,845